ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
ACCRUED EXPENSES

Accrued expenses consisted of the following as of:

	September 25, 2011	December 26, 2010
Payroll and health benefits	294	315
Accrued restructuring charges	240	240
Professional fees	27	27
Other	93	94
	$654	$676

Accrued expenses consist of the following as of December 26, 2010 and December 27, 2009:

	December 26, 2010	December 27, 2009
Payroll and health benefits	$315	$243
Accrued restructuring charges	240	240
Professional fees	27	83
Other	94	68
	$676	$634